Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt at December 31, 2015 and 2014 was:

	Millions of Dollars
	2015	2014

2.646% Senior Notes due 2020	$300.0	—
3.605% Senior Notes due 2025	500.0	—
4.680% Senior Notes due 2045	300.0	—
Revolving credit facility	—	18.0
Note payable to Phillips 66 due 2019 at 3.0%	—	160.0
Note payable to Phillips 66 due 2019 at 3.1%	—	244.0
Note payable to Phillips 66 due 2019 at 2.9%	—	7.6
Notes payable to Phillips 66 due 2020 at 3.0% at year-end 2015 and 4.5% at year-end 2014*	964.0	352.0
Debt at face value*	2,064.0	781.6
Unamortized discounts and debt issuance costs	(9.3)	—
Total debt*	2,054.7	781.6
Short-term debt	—	—
Long-term debt*	$2,054.7	781.6

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.